UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07792

        Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 2.5% (1.6% of Total Investments)

$3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 - MBIA	6/15 at 100.00	AAA	$3,961,650
	Insured

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,500	5.000%, 4/01/21 - MBIA Insured	4/14 at 100.00	AAA	1,599,300
1,395	5.000%, 4/01/22 - MBIA Insured	4/14 at 100.00	AAA	1,484,196
1,040	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	AAA	1,104,168

	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005:
2,220	5.000%, 3/01/24 - FSA Insured	3/15 at 100.00	AAA	2,365,232
2,590	5.000%, 3/01/25 - FSA Insured	3/15 at 100.00	AAA	2,755,216

	Arizona - 2.4% (1.6% of Total Investments)

12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,744,605
	2005, 4.750%, 7/01/27 - MBIA Insured

	Arkansas - 2.0% (1.3% of Total Investments)

7,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	8,378,464
	Series 2004, 5.250%, 6/01/25 - FSA Insured

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	2,127,060
	5.000%, 11/01/27 - MBIA Insured

	California - 19.2% (12.6% of Total Investments)

1,800	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	1,900,548
	5.000%, 10/01/33 - MBIA Insured

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
2,000	5.000%, 12/01/24 - MBIA Insured	12/14 at 100.00	AAA	2,128,000
2,215	5.000%, 12/01/25 - MBIA Insured	12/14 at 100.00	AAA	2,358,532

31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/10 at 24.23	AAA	6,222,528
	Series 1999, 0.000%, 1/15/34 - MBIA Insured

7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	7,352,030
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 (WI, settling 8/04/05) - FGIC Insured

6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E, 5.000%,	7/15 at 100.00	AAA	6,980,508
	7/01/22 (WI, settling 8/10/05) - AMBAC Insured

6,850	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	7,165,443
	MBIA Insured

15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%,	8/13 at 100.00	AAA	16,035,150
	2/01/30 - FGIC Insured

10,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	10,433,600
	5.000%, 8/15/34 - MBIA Insured

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B,	2/15 at 100.00	AAA	1,054,710
	5.000%, 8/15/24 - MBIA Insured

1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	1,527,988
	Series 2003A, 5.000%, 6/01/22 - FGIC Insured
1,940	Riverside, California, Certificates of Participation, Series 2003, 5.000%, 9/01/20 - AMBAC Insured	9/13 at 100.00	AAA	2,054,305
13,000	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid Waste and	12/09 at 102.00	AAA	14,542,840
	Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and Regional
	System, Series 2005:
1,675	5.000%, 2/01/24 - AMBAC Insured	2/15 at 100.00	AAA	1,766,371
720	5.000%, 2/01/25 - AMBAC Insured	2/15 at 100.00	AAA	759,845
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/14 at 100.00	AAA	2,185,120
	Series 2004A, 5.250%, 8/01/19 - MBIA Insured
5,000	Torrance, California, Certificates of Participation, Series 2005B, 5.000%, 6/01/24 - AMBAC Insured	No Opt. Call	AAA	5,268,000
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 -	5/13 at 100.00	AAA	13,094,625
	AMBAC Insured

	Colorado - 14.0% (9.2% of Total Investments)
1,690	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%,	12/15 at 100.00	AAA	1,809,314
	12/15/24 - FSA Insured
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams School	6/13 at 100.00	AAA	2,076,751
	District 12 - Pinnacle School, Series 2003, 5.250%, 6/01/23 - XLCA Insured
3,405	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Classical	12/13 at 100.00	AAA	3,657,855
	Academy, Series 2003, 5.250%, 12/01/23 - XLCA Insured
	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series 1999A:
2,480	5.625%, 12/01/19 (Pre-refunded to 12/01/09) - FSA Insured	12/09 at 101.00	Aaa	2,739,606
3,500	5.750%, 12/01/23 (Pre-refunded to 12/01/09) - FSA Insured	12/09 at 101.00	Aaa	3,883,950
6,100	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 - FSA	12/13 at 100.00	AAA	6,583,791
	Insured
12,955	Denver, Colorado, Airport System Revenue Bonds, Series 1995A, 5.600%, 11/15/20 - MBIA Insured	11/05 at 102.00	AAA	13,306,728
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,
	Series 2003A:
9,670	5.000%, 12/01/19 - XLCA Insured	12/13 at 100.00	AAA	10,240,337
17,145	5.000%, 12/01/33 - XLCA Insured	12/13 at 100.00	AAA	17,886,007
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series 2002B,	12/12 at 100.00	AAA	1,388,295
	5.000%, 12/01/27 - AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 - FSA Insured	12/14 at 100.00	AAA	2,678,625
5,125	5.000%, 12/15/23 - FSA Insured	12/14 at 100.00	AAA	5,478,830
2,000	5.000%, 12/15/24 - FSA Insured	12/14 at 100.00	AAA	2,134,860
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 - FGIC	6/15 at 100.00	AAA	1,060,150
	Insured

	District of Columbia - 0.6% (0.4% of Total Investments)
3,140	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/05 at 100.00	AAA	3,143,391
	Bonds, Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)

	Florida - 0.8% (0.5% of Total Investments)
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,269,040
	Series 2003J, 5.000%, 6/01/22 - AMBAC Insured

	Georgia - 3.5% (2.3% of Total Investments)
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	Aaa	4,250,680
	Series 2004, 5.000%, 7/15/24 - MBIA Insured
1,500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 - MBIA Insured	5/14 at 100.00	AAA	1,597,815
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 - MBIA Insured	11/13 at 100.00	AAA	1,898,008
2,580	5.000%, 11/01/22 - MBIA Insured	11/13 at 100.00	AAA	2,749,996
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage Revenue	1/13 at 100.00	Aaa	4,708,395
	Bonds, Series 2003, 5.000%, 1/01/33 - MBIA Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	3,218,160
	Medical Center, Series 2002, 5.200%, 10/01/22 - AMBAC Insured

	Hawaii - 7.8% (5.1% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 - FSA Insured	7/13 at 100.00	AAA	2,541,203
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
6,105	6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	6,796,452
9,500	6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	10,766,255
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian Electric	7/10 at 101.00	AAA	21,777,000
	Company Inc., Series 2000, 5.700%, 7/01/20 (Alternative Minimum Tax) - AMBAC Insured

	Idaho - 0.1% (0.0% of Total Investments)
715	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%, 7/01/18	1/08 at 101.50	AAA	737,458
	(Alternative Minimum Tax) - AMBAC Insured

	Illinois - 3.2% (2.1% of Total Investments)
4,115	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C, 5.500%,	7/11 at 100.00	AAA	4,518,188
	1/01/18 - FGIC Insured
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AAA	2,336,802
	1992AA, 6.550%, 6/01/14 - MBIA Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series 1993A:
3,625	6.125%, 4/01/12 - FSA Insured	No Opt. Call	AAA	3,983,549
5,000	6.250%, 4/01/18 - FSA Insured	No Opt. Call	AAA	5,984,200
400	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue Bonds,	10/05 at 105.00	AAA	402,948
	Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

	Indiana - 2.3% (1.5% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 - FSA Insured	8/14 at 100.00	AAA	2,221,301
2,215	5.000%, 8/01/24 - FSA Insured	8/14 at 100.00	AAA	2,333,990
1,625	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,	7/13 at 100.00	AAA	1,712,734
	Series 2003B, 5.000%, 1/15/21 - FGIC Insured
5,285	Logansport School Building Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.125%,	7/11 at 100.00	AAA	5,770,110
	1/15/22 (Pre-refunded to 7/15/11) - FGIC Insured

	Kansas - 0.8% (0.5% of Total Investments)
2,300	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004, 5.000%,	9/14 at 100.00	AAA	2,465,577
	9/01/21 - FSA Insured
1,500	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 - FSA Insured	9/14 at 101.00	AAA	1,603,050

	Kentucky - 1.2% (0.8% of Total Investments)
7,000	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare	No Opt. Call	AAA	2,342,690
	Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured
3,575	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	3,812,487
	Series 2005B, 5.000%, 7/01/25 - AMBAC Insured

	Louisiana - 1.5% (1.0% of Total Investments)
1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	1,761,934
	5.250%, 7/01/24 - MBIA Insured
	Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 - FGIC Insured	5/15 at 100.00	AAA	1,277,604
2,210	5.000%, 5/01/26 - FGIC Insured	5/15 at 100.00	AAA	2,349,274
2,500	5.000%, 5/01/27 - FGIC Insured	5/15 at 100.00	AAA	2,655,500

	Massachusetts - 5.9% (3.9% of Total Investments)
4,910	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/15 - MBIA	No Opt. Call	AAA	5,578,300
	Insured
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series	No Opt. Call	AAA	3,734,940
	2002A, 5.750%, 1/01/42 - AMBAC Insured
2,600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Simmons College, Series	10/13 at 100.00	AAA	2,728,726
	2003F, 5.000%, 10/01/33 - FGIC Insured
1,440	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 53, 6.150%,	6/07 at 102.00	AAA	1,497,024
	12/01/29 (Alternative Minimum Tax)- MBIA Insured
10,925	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%,	8/15 at 100.00	AAA	11,713,676
	8/15/22 (WI, settling 8/17/05) - FSA Insured
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	4,037,995
2,000	5.250%, 1/01/24 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	2,212,600

	Michigan - 2.9% (1.9% of Total Investments)
4,705	Grand Valley State University, Michigan, General Revenue Bonds, Series 2000, 5.250%, 12/01/20	12/10 at 100.00	AAA	5,150,046
	(Pre-refunded to 12/01/10) - FGIC Insured
10,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	4/07 at 102.00	AAA	10,368,800
	4/01/16 (Alternative Minimum Tax)- AMBAC Insured

	Minnesota - 0.2% (0.1% of Total Investments)
1,050	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 - MBIA	8/05 at 102.00	AAA	1,068,984
	Insured

	Missouri - 1.6% (1.0% of Total Investments)
1,000	Hazelwood Industrial Development Authority, Missouri, GNMA Collateralized Project Multifamily	9/06 at 102.00	AAA	1,035,570
	Housing Revenue Refunding Bonds, Lakes Apartments Project, Series 1996, 6.000%, 9/20/16
4,500	Kansas City Land Clearance Redevelopment Authority, Missouri, Lease Revenue Bonds, Municipal	12/05 at 102.00	AAA	4,633,920
	Auditorium and Muehlebach Hotel Redevelopment Projects, Series 1995A, 5.900%, 12/01/18 - FSA
	Insured
1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Capital	1/06 at 101.00	AAA	1,023,370
	Improvements, Series 1996B, 5.750%, 1/15/14 - AMBAC Insured
1,030	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/06 at 102.00	AAA	1,065,442
	Apartments, Series 1996A, 6.000%, 12/01/16 (Alternative Minimum Tax) - FSA Insured
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/33 -	10/13 at 100.00	AAA	786,600
	MBIA Insured

	Nebraska - 0.4% (0.3% of Total Investments)
	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 - FSA Insured	1/15 at 100.00	AAA	1,065,300
1,000	5.000%, 1/01/25 - FSA Insured	1/15 at 100.00	AAA	1,063,690

	Nevada - 4.9% (3.2% of Total Investments)
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/24 -	7/14 at 100.00	AAA	3,492,905
	FGIC Insured
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1992A,	12/05 at 100.00	AAA	5,065,050
	6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/10 at 102.00	AAA	5,566,950
	2000C, 5.950%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
5,000	0.000%, 1/01/27 - AMBAC Insured	No Opt. Call	AAA	1,790,400
5,500	5.625%, 1/01/32 - AMBAC Insured	1/10 at 102.00	AAA	6,031,080

4,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 6.000%, 7/01/19	7/09 at 101.00	AAA	4,455,160
	(Pre-refunded to 7/01/09) - AMBAC Insured

	New Jersey - 3.1% (2.0% of Total Investments)

	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project Consolidation,
	Series 2004:
2,000	5.125%, 10/01/21 - MBIA Insured	10/14 at 100.00	Aaa	2,160,860
2,250	5.125%, 10/01/22 - MBIA Insured	10/14 at 100.00	Aaa	2,425,590

1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aaa	1,668,529
	Series 2004, 5.000%, 1/15/22 - MBIA Insured

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,475	5.000%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	1,573,884
1,475	5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,570,477

3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AAA	3,480,562
	10/01/15 - FSA Insured

3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 - FSA Insured	1/15 at 100.00	AAA	3,531,470

	New Mexico - 0.9% (0.6% of Total Investments)

2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E, 5.000%,	6/15 at 100.00	Aaa	2,125,680
	6/15/25 (WI, settling 8/30/05) - MBIA Insured

	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 - AMBAC Insured	6/14 at 100.00	AAA	1,509,098
1,050	5.000%, 6/01/24 - AMBAC Insured	6/14 at 100.00	AAA	1,115,814

	New York - 10.7% (7.0% of Total Investments)

1,755	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/16	3/10 at 100.00	AAA	1,962,967
	(Pre-refunded to 3/01/10) - FSA Insured

2,265	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F, 7.000%, 3/01/14	3/10 at 100.00	AAA	2,615,735
	(Pre-refunded to 3/01/10) - FSA Insured

7,500	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 1999, 5.750%,	8/09 at 102.00	AAA	8,390,400
	8/01/29 (Pre-refunded to 8/01/09) - FSA Insured

7,900	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 5.875%, 3/15/18	3/06 at 101.50	AAA	8,174,999
	(Pre-refunded to 3/15/06) - FSA Insured

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 - FSA	11/14 at 100.00	AAA	5,345,350
	Insured

1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	1,334,800
	Fiscal Series 2005C, 5.000%, 6/15/25 - MBIA Insured

1,785	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,899,918
	Improvements, Series 2005A, 5.000%, 2/15/24 - AMBAC Insured

1,230	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,309,187
	Improvements, Series 2005D, 5.000%, 8/15/24 - FGIC Insured

1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,192,789
	Hospital, Series 2004, 5.000%, 8/01/23 - FGIC Insured

	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series
	1999B:
3,400	5.750%, 7/01/19 - MBIA Insured	7/09 at 101.00	AAA	3,716,166
5,750	6.000%, 7/01/24 - MBIA Insured	7/09 at 101.00	AAA	6,371,690
9,095	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	9,485,266
	1996A, 6.125%, 11/01/20 - FSA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,225	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	3,459,683
1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,783,515

	North Carolina - 1.7% (1.1% of Total Investments)

1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 - MBIA	7/15 at 100.00	Aaa	1,325,987
	Insured

	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 - FGIC Insured	5/14 at 100.00	AAA	2,366,710
2,335	5.000%, 5/01/24 - FGIC Insured	5/14 at 100.00	AAA	2,480,190

2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aaa	3,104,334
	5/01/21 - AMBAC Insured

	North Dakota - 3.8% (2.5% of Total Investments)

10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A, 5.600%,	6/10 at 101.00	AAA	11,662,742
	6/01/21 - FSA Insured

8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 (Alternative	12/10 at 100.00	AAA	8,441,760
	Minimum Tax) - AMBAC Insured

	Ohio - 0.5% (0.4% of Total Investments)

1,930	Marysville Exempted Village School District, Ohio, Certificates of Participation, School Facilities	6/15 at 100.00	AAA	2,108,930
	Project, Series 2005, 5.250%, 12/01/22 - MBIA Insured

700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 - AMBAC Insured	12/13 at 100.00	AAA	762,419

	Oklahoma - 1.1% (0.7% of Total Investments)

	Oklahoma City Airport Trust, Oklahoma, Junior Lien Tax Exempt Bonds, Twenty Seventh Series 2000A:
1,320	5.125%, 7/01/20 - FSA Insured	7/10 at 100.00	AAA	1,380,126
4,040	5.250%, 7/01/21 - FSA Insured	7/10 at 100.00	AAA	4,308,094

	Oregon - 3.6% (2.3% of Total Investments)

2,110	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A, 5.000%,	5/15 at 100.00	AAA	2,223,961
	5/01/30 - FSA Insured

	Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds, Series 2000A:
4,405	5.700%, 6/15/17 - AMBAC Insured	6/10 at 101.00	Aaa	4,882,502
3,665	5.750%, 6/15/18 - AMBAC Insured	6/10 at 101.00	Aaa	4,066,977
4,265	5.750%, 6/15/19 - AMBAC Insured	6/10 at 101.00	Aaa	4,732,785
1,375	5.750%, 6/15/20 - AMBAC Insured	6/10 at 101.00	Aaa	1,518,316

1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments,	7/10 at 100.00	Aaa	1,590,589
	Series 2000, 6.000%, 7/01/33 (Alternative Minimum Tax) - MBIA Insured

	Pennsylvania - 11.6% (7.6% of Total Investments)

12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn	11/10 at 102.00	AAA	14,528,396
	Allegheny Health System, Series 2000A, 6.500%, 11/15/30 - MBIA Insured

9,485	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Reading Hospital and	11/09 at 102.00	AAA	10,705,056
	Medical Center, Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) - FSA Insured

5,780	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	6,129,979
	2005A, 5.000%, 5/01/28 - MBIA Insured

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 - FSA Insured	9/14 at 100.00	AAA	5,506,068
3,000	5.000%, 9/01/25 - FSA Insured	9/14 at 100.00	AAA	3,150,750

	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A:
2,360	5.125%, 8/01/27 - AMBAC Insured	8/07 at 102.00	AAA	2,463,274
10,370	5.125%, 8/01/27 - AMBAC Insured	8/07 at 102.00	AAA	10,906,336
2,500	Seneca Valley School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2004,	7/14 at 100.00	Aaa	2,693,075
	5.125%, 1/01/23 - FGIC Insured
1,705	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 - AMBAC	6/15 at 100.00	Aaa	1,817,820
	Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	3,819,543
	District, Series 2003, 5.000%, 6/01/29 - FSA Insured

	Puerto Rico - 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 - FGIC	7/15 at 100.00	AAA	2,704,075
	Insured

	South Carolina - 1.0% (0.7% of Total Investments)
5,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	1/14 at 100.00	AAA	5,341,450
	2004A, 5.000%, 1/01/20 - AMBAC Insured

	Texas - 15.6% (10.2% of Total Investments)
	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C:
10,000	5.125%, 5/01/19 - AMBAC Insured	5/08 at 102.00	AAA	10,614,100
9,000	5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured	11/08 at 102.00	AAA	9,533,160
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 - FSA Insured	7/14 at 100.00	AAA	3,682,110
3,645	5.000%, 7/15/23 - FSA Insured	7/14 at 100.00	AAA	3,853,859
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	13,248,750
	Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured
3,895	Denton, Texas, Utility System Revenue Bonds, Series 2000A, 5.625%, 12/01/19 (Pre-refunded to	12/10 at 100.00	AAA	4,338,407
	12/01/10) - FSA Insured
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,741,901
	Corporation, Series 2003B, 5.000%, 5/15/21 - FSA Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	10,401,700
	Corporation, Series 2003C, 5.000%, 5/15/33 - AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,550,700
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children's Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 - FSA Insured	12/10 at 101.00	AAA	7,443,970
7,500	5.750%, 12/01/24 - FSA Insured	12/10 at 101.00	AAA	8,292,225
2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/18 -	3/12 at 100.00	AAA	2,440,484
	FSA Insured

	Utah - 3.3% (2.2% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	9,265,898
	7/01/18 - FSA Insured
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003, 5.000%,	12/13 at 100.00	AAA	2,498,717
	12/15/33 - MBIA Insured
5,525	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2002A, 5.000%, 6/15/24 - FSA Insured	12/12 at 100.00	AAA	5,830,312

	Vermont - 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen Health	12/10 at 101.00	AAA	1,481,410
	Care Inc., Series 2000A, 6.000%, 12/01/23 - AMBAC Insured

	Virginia - 0.8% (0.5% of Total Investments)
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 - FSA Insured	6/14 at 100.00	AAA	1,251,545
500	5.250%, 12/15/23 - FSA Insured	6/14 at 100.00	AAA	543,765
2,250	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997B, 6.050%, 5/01/17	1/08 at 102.00	AAA	2,352,173
	(Alternative Minimum Tax) - MBIA Insured

	Washington - 8.4% (5.5% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	10,850,600
	Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	1,448,460
	5.000%, 12/01/22 - FSA Insured
5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series	9/09 at 102.00	AAA	5,825,592
	1999A, 6.125%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2004, 5.000%, 8/01/23 - FSA	8/14 at 100.00	AAA	5,295,450
	Insured
	Tacoma, Washington, General Obligation Bonds, Series 2004:
1,545	5.000%, 12/01/19 - MBIA Insured	12/14 at 100.00	AAA	1,655,004
1,620	5.000%, 12/01/20 - MBIA Insured	12/14 at 100.00	AAA	1,730,144
1,695	5.000%, 12/01/21 - MBIA Insured	12/14 at 100.00	AAA	1,806,192
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 - FGIC Insured	No Opt. Call	AAA	5,689,323
6,200	Washington, General Obligation Various Purpose Bonds, Series 2003A, 5.000%, 7/01/20 - FGIC Insured	7/12 at 100.00	AAA	6,597,296
3,950	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	4,163,893
	1998, 5.125%, 11/15/22 - AMBAC Insured

	West Virginia - 1.5% (1.0% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	11/05 at 102.00	AAA	8,218,240
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 - AMBAC Insured

	Wisconsin - 6.5% (4.3% of Total Investments)
1,000	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/21 - FSA Insured	11/14 at 100.00	Aaa	1,068,280
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	AAA	8,358,210
	Project, Series 1996, 6.000%, 11/01/21 (Alternative Minimum Tax) - MBIA Insured
12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 (Alternative	12/10 at 100.00	Aaa	13,834,643
	Minimum Tax) - FGIC Insured
6,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	8/06 at 102.00	AAA	6,545,560
	Center Inc., Series 1996, 5.750%, 8/15/16 - MBIA Insured
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/05 at 102.00	AAA	5,113,400
	Corporation, Series 1995, 6.125%, 8/15/13 - AMBAC Insured

$797,456	Total Long-Term Investments (cost $770,727,094) - 152.7%			814,919,598

	Other Assets Less Liabilities - (2.3)%			(12,218,828)

	Preferred Shares, at Liquidation Value - (50.4)%			(268,900,000)

	Net Assets Applicable to Common Shares - 100%			$533,800,770

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $770,711,640.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$44,706,967
Depreciation	(499,009)

Net unrealized appreciation of investments	$44,207,958

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.